                    U. S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                  FORM N-23c-3

                        Notification of Repurchase Offer
                   Pursuant to Rule 23c-3 (17 CFR 270.23c-3)
-------------------------------------------------------------------------------

1.         Investment Company Act File Number            Date of Notification

                     811-5978                                  [3/29/99]
-------------------------------------------------------------------------------

2. Exact name of investment company as specified in registration statement:

                     AIM Eastern Europe Fund
-------------------------------------------------------------------------------

3. Address of principal executive office: (number, street, city, state, zip code)

                     11 Greenway Plaza, Suite 100, Houston, Texas 77046-1143
-------------------------------------------------------------------------------

4. Check one of the following:

A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

------------------------------------------------------------------------------



                                                     By: /s/ SAMUEL D. SIRKO
                                                        ----------------------
                                                             Samuel D. Sirko
                                                             Secretary

INSTRUCTIONS

1. This Form must be completed by registered closed-end investment companies or business development companies that make repurchase offers pursuant to Rule 23c-3. The form shall be attached to a notification to shareholders under paragraph (b)(4) of Rule 23c-3.

2. Submissions using this Form shall be filed in triplicate with the Commission within three business days after a notification is sent to shareholders. One copy shall be manually signed; the other copies may have facsimile or typed signatures.

                            AIM EASTERN EUROPE FUND
                          11 Greenway Plaza, Suite 100
                           Houston, Texas 77046-1173

DEAR SHAREHOLDER:

     As you may know, in 1996 AIM Eastern Europe Fund (formerly "G.T. Global Eastern Europe Fund"), in an effort to enhance performance and shareholder value and increase liquidity, obtained shareholder approval to restructure the Fund to focus on investments in Eastern Europe and to convert the Fund to an "interval" structure requiring annual repurchase offers for a percentage of the Fund's outstanding shares.

     In accordance with its "interval" status, the Fund is hereby commencing this year's offer, under which the Fund is offering to repurchase up to 10% of the Fund's outstanding shares. The offer to repurchase is for cash at a price equal to the Fund's net asset value as of the close of regular trading on the New York Stock Exchange on April 30, 1999, upon the terms and conditions set forth in the Offer to Repurchase and the related Letter of Transmittal (which together constitute the "Repurchase Offer").

     The Repurchase Offer is intended to provide those Fund shareholders who wish to redeem shares based on their net asset value with the opportunity to redeem at least a portion of such shares. As you recall, in 1996 the Fund conducted a special "discretionary" repurchase offer for 55% of the Fund's shares. In 1997 and 1998, the Fund conducted annual repurchase offers for 5% of the Fund's shares. Both the 1997 and 1998 repurchase offers were oversubscribed, and the Fund's Board of Trustees (the "Board") believes that it is in the best interests of the Fund and its shareholders to increase this year's repurchase offer amount to 10% of the Fund's outstanding shares. This larger repurchase offer amount will allow more of those Fund shareholders who wish to do so to have their shares repurchased, while still maintaining a viable asset base for those shareholders who wish to remain in the Fund. Please note that if more than 10% of the Fund's shares are tendered pursuant to the Repurchase Offer, the Fund will be required to repurchase shares tendered on a pro rata basis, subject to certain exceptions described in the enclosed materials. Accordingly, shareholders cannot be assured that all of their tendered shares will be repurchased.

     The deadline for participating in the Repurchase Offer is April 16, 1999. The net asset value of the shares may fluctuate between the April 16, 1999 deadline and April 30, 1999, the pricing date for the Repurchase Offer. Shareholders who choose to participate in the Repurchase Offer can expect to receive payment for the shares repurchased on or before May 7, 1999. The Fund will charge a repurchase fee on shares that are repurchased for expenses directly related to the Repurchase Offer. The repurchase fee will equal 2% of the value of the shares that are repurchased.

     As of March 19, 1999, the Fund's net asset value was $7.67 per share and 6,516,426 shares were issued and outstanding. The Fund computes its net asset value on a weekly basis and, on the five business days preceding April 16, 1999, will do so on a daily basis. The Fund's net asset value may be obtained by contacting Shareholder Communications Corporation, the Fund's Information Agent, at 1-800-433-2279.

     Neither the Fund nor the Board is making any recommendation to any shareholder whether to tender or refrain from tendering shares in the Repurchase Offer. The Fund and the Board urge each shareholder to read and evaluate the Repurchase Offer and related materials carefully and make his or her own decision. Questions, requests for assistance and requests for additional copies of this Offer to Repurchase and related materials should be directed to Shareholder Communications Corporation at 1-800-433-2279.

                                            Sincerely,
                                          /s/ ROBERT H. GRAHAM
                                            Robert H. Graham
                                            Chairman of the Board
                                            and President

March 26, 1999

                                                                       EER-LTR-2

                              OFFER TO REPURCHASE
                             ---------------------

                                    OFFER BY

                            AIM EASTERN EUROPE FUND
                            TO REPURCHASE UP TO 10%
                         OF ITS ISSUED AND OUTSTANDING
                         SHARES OF BENEFICIAL INTEREST

                             ---------------------

              THIS REPURCHASE OFFER WILL EXPIRE ON APRIL 16, 1999
      AT 5:00 P.M., NEW YORK CITY TIME (THE "REPURCHASE REQUEST DEADLINE")

                             ---------------------

     THIS OFFER TO REPURCHASE AND THE ACCOMPANYING LETTER OF TRANSMITTAL (WHICH TOGETHER CONSTITUTE THE "REPURCHASE OFFER") ARE NOT CONDITIONED ON ANY MINIMUM NUMBER OF SHARES BEING TENDERED, BUT ARE SUBJECT TO OTHER CONDITIONS AS OUTLINED HEREIN AND IN THE LETTER OF TRANSMITTAL.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE REPURCHASE OFFER OTHER THAN THOSE CONTAINED HEREIN AND IN THE LETTER OF TRANSMITTAL, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AIM EASTERN EUROPE FUND.

March 26, 1999

                               TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
 1.  Number of Shares............................................    3
 2.  Price; Repurchase Fee.......................................    3
 3.  Purpose of the Repurchase Offer.............................    3
 4.  Effect of the Offer; Source and Amount of Funds.............    4
 5.  Procedure for Tendering Shares..............................    5
 6.  Shareholders' Right to Withdraw Tendered Shares.............    6
 7.  Acceptance for Payment and Payment..........................    7
 8.  Suspensions and Postponements of Repurchase Offer...........    8
 9.  NAV, Market Price and Volume of Trading.....................    8
     Information with Respect to the Fund and the Fund's
10.  Investment Manager..........................................    9
11.  Certain Fees and Expenses...................................    9
12.  Miscellaneous...............................................   10
13.  Federal Income Tax Consequences.............................   10

To the Shareholders of AIM EASTERN EUROPE FUND:

     1. NUMBER OF SHARES. AIM Eastern Europe Fund (the "Fund"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company, hereby offers to repurchase up to 10% of the issued and outstanding shares of beneficial interest in the Fund (the "Shares") as of April 16, 1999 (the "Repurchase Offer Amount"), which are tendered and not withdrawn prior to 5:00 p.m., New York City Time, April 16, 1999 (the "Repurchase Request Deadline"). The Fund has established a record date of March 19, 1999, for identifying shareholders receiving Repurchase Offer materials.

     This Repurchase Offer is being made to all shareholders of the Fund ("Shareholders") and is not conditioned upon any minimum number of Shares being tendered. NEITHER THE FUND NOR ITS BOARD OF TRUSTEES (THE "BOARD") IS MAKING ANY RECOMMENDATION TO ANY SHAREHOLDER WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES IN THE REPURCHASE OFFER. The Fund and the Board urge each Shareholder to read and evaluate the Repurchase Offer and related materials carefully and make his or her own decision.

     If the number of Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline is less than or equal to the Repurchase Offer Amount, the Fund will, upon the terms and conditions of the Repurchase Offer, purchase all Shares so tendered. If more Shares than the Repurchase Offer Amount are duly tendered and not withdrawn prior to the Repurchase Request Deadline, the Fund will either (1) repurchase all of the additional Shares tendered, if the amount of such additional Shares does not exceed 2% of the Shares issued and outstanding on the Repurchase Request Deadline, or (2) purchase the Repurchase Offer Amount of Shares on a pro rata basis, provided, however, that the Fund may
(i) accept all Shares tendered by Shareholders who own, beneficially or of record, an aggregate of not more than 99 Shares and who tender all of their Shares, before prorating Shares tendered by others; and (ii) accept by lot Shares tendered by Shareholders who tender all Shares held by them and who, when tendering their Shares, elect to have either all or none or at least a minimum specified amount accepted, if the Fund first accepts all Shares tendered by Shareholders who do not so elect.

     As of March 19, 1999, 6,516,426 Shares were issued and outstanding. The Fund does not anticipate that the number of Shares as of the Repurchase Request Deadline will be materially different.

     2. PRICE; REPURCHASE FEE. The repurchase price of the Shares will be their net asset value ("NAV") at the close of regular trading on the New York Stock Exchange ("NYSE") on April 30, 1999 (the "Repurchase Pricing Date"). The Shares tendered pursuant to the Repurchase Offer will be subject to a repurchase fee (the "Repurchase Fee") equal to 2% of NAV per Share, which will be deducted from the repurchase price. The Fund normally calculates the NAV of its Shares each Friday at the close of regular trading on the NYSE. On March 19, 1999, the NAV was $7.67 per Share.

     The Shares are listed on the NYSE. On March 19, 1999, the last sales price at the close of regular trading on the NYSE was $5.94 per Share.

     During the pendency of the Repurchase Offer, the NAV of the Shares will be calculated as of the close of regular trading on the NYSE each Friday and each of the five business days preceding the Repurchase Request Deadline. Shareholders can obtain the current NAV and NYSE trading price of the Shares by calling 1-800-433-2279.

     3. PURPOSE OF THE REPURCHASE OFFER. As with many closed-end investment companies, the trading price of the Shares on the NYSE has historically been at a discount to, i.e., lower than, the NAV of the Shares. At a Special Meeting of the Shareholders on February 9, 1996 (the "Shareholder Meeting"), the Shareholders approved a proposal converting the Fund to an "interval" structure, pursuant to which the Fund would make annual offers to repurchase at least 5%, but not more than 25%, of its outstanding Shares. Following the Shareholder Meeting, the Board determined to make a discretionary offer to repurchase up to 55% of the outstanding shares of the Fund (the "Discretionary Repurchase Offer"). Approximately 8,800,000 Fund Shares were repurchased through the Discretionary Repurchase Offer, which was completed on May 10, 1996. In 1997 and 1998, the Fund offered to repurchase, and in fact repurchased, 5% of its then outstanding shares.

     The current Repurchase Offer is the third annual offer to be made by the Fund under its interval structure. The Repurchase Offer will permit Shareholders to liquidate at least a portion of their Shares at approximately NAV, while preserving the Fund as a long-term investment vehicle for potential capital appreciation for remaining Shareholders.

     4. EFFECT OF THE OFFER; SOURCE AND AMOUNT OF FUNDS. The actual cost to the Fund of the Repurchase Offer cannot be determined at this time because the number of Shares to be purchased will depend on the number tendered, and the price will be based on the NAV per Share on the Repurchase Pricing Date. If the NAV per Share on the Repurchase Pricing Date is the same as the NAV per Share on March 19, 1999 ($7.67 per Share), and if 10% of the outstanding Shares are purchased pursuant to the Repurchase Offer, the cost to the Fund (excluding expenses and the Repurchase Fee) would be approximately $4,998,098.74.

     The monies to be used by the Fund to purchase Shares pursuant to the Repurchase Offer will be obtained from cash and liquid securities in the Fund's investment portfolio.

     The Repurchase Offer may have certain adverse consequences for tendering and non-tendering Shareholders:

     Fluctuation in NAV between the Repurchase Request Deadline and the Repurchase Pricing Date: Shareholders must decide whether to tender their Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date, and there can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the Repurchase Request Deadline. Pursuant to Rule 23c-3 under the 1940 Act, the Fund may use a Repurchase Pricing Date earlier than April 30, 1999 if, on or immediately following the Repurchase Request Deadline, it appears that the use of an earlier Repurchase Pricing Date is not likely to result in significant dilution of the NAV of either Shares that are tendered in the Repurchase Offer or Shares that are not so tendered.

     Possible Proration: If greater than 10% of the Fund's Shares are tendered pursuant to the Repurchase Offer, the Fund would be required to repurchase Shares tendered on a pro rata basis, subject to certain exceptions described in
Section 1, "Number of Shares." Accordingly, Shareholders cannot be assured that all of their tendered Shares will be repurchased.

     Recognition of Capital Gains: As noted, the Fund may be required to sell portfolio securities pursuant to the Repurchase Offer, in which event it might recognize capital gains. The Fund expects that it would distribute any such gains to Shareholders (reduced by net capital losses realized during the fiscal year, if any) following the end of its fiscal year on October 31. This recognition and distribution of gains, if any, would have two negative consequences: first, Shareholders at the time of declaration of the distributions would be required to pay taxes on a greater amount of capital gain distributions than otherwise would be the case; and second, to raise cash to make the distributions, the Fund might need to sell additional portfolio securities, thereby possibly realizing and recognizing additional capital gains. It is impossible to predict the amount of capital gains or losses that would be realized and recognized. In addition, some of the distributed gains may be realized on securities held for one year or less, which would generate income taxable to the Shareholders at ordinary income rates.

     Tax Consequences of Repurchases to Shareholders: The Fund's purchase of tendered Shares pursuant to the Repurchase Offer will have tax consequences for tendering Shareholders and may have tax consequences for non-tendering Shareholders. See Section 13, "Federal Income Tax Consequences," below.

     Higher Expense Ratio and Less Investment Flexibility: The reduced net assets of the Fund as a result of the Fund's annual Repurchase Offers will, over time, result in a higher expense ratio for the Fund, and possibly in less investment flexibility for the Fund, depending on the number of Shares repurchased.

     Greater Percentage of Illiquid and Restricted Securities in Portfolio: As of March 19, 1999, illiquid and restricted portfolio securities comprised approximately 12% of the Fund's total assets. To meet the cash requirements for the Repurchase Offer, the Fund may be required to liquidate a portion of its liquid portfolio securities. As a result, illiquid and restricted securities may comprise a greater percentage of the Fund's portfolio after the Repurchase Offer than is currently the case. If 10% of the Fund's Shares were tendered pursuant to the Repurchase Offer, the percentage of the Fund's total assets represented by illiquid and restricted securities after the conclusion of the Repurchase Offer could be as high as approximately 13%.

     5. PROCEDURE FOR TENDERING SHARES. Shareholders may tender some or all of their Shares by delivering or mailing a Letter of Transmittal or facsimile thereof (together with certificates and other required documents) to the Depositary at the appropriate address set forth at the end of this Repurchase Offer or by following the procedures for book-entry delivery set forth below (and causing a confirmation of receipt of such delivery to be received by the Depositary). In lieu of the foregoing, tendering Shareholders can comply with the guaranteed delivery procedures set forth below.

     To tender Shares properly, the certificates for Shares, together with a properly completed and duly executed Letter of Transmittal (or facsimile thereof) and any other documents required by the Letter of Transmittal, must be received prior to the Repurchase Request Deadline by the Depositary at the appropriate address set forth at the end of this Repurchase Offer, except as otherwise provided below in this Section. Letters of Transmittal and certificates representing tendered Shares should NOT be sent or delivered directly to the Fund. Shareholders having Shares registered in the name of a broker, dealer, commercial bank, trust company or other nominee should contact such firm if they desire to tender their Shares.

     Signatures on all Letters of Transmittal must be guaranteed by a member firm of a registered national securities exchange, a member of the National Association of Securities Dealers, Inc. or a commercial bank or trust company having an office, branch or agency in the United States (each being hereinafter referred to as an "Eligible Institution"), except in cases where Shares are tendered (i) by a registered holder of Shares who has not completed either the box entitled "Special Payment Instructions" or the box entitled "Special Delivery Instructions" on the Letter of Transmittal or (ii) for the account of an Eligible Institution. See Instruction 1 of the Letter of Transmittal. If the certificates are registered in the name of a person other than the signer of the Letter of Transmittal, or if payment is to be made to a person other than the registered owner of the certificates surrendered, then the certificates must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name or names of the registered owner or owners appear on the certificates, with the signature(s) on the certificates or stock powers guaranteed as aforesaid. See Instruction 5 of the Letter of Transmittal.

     The Fund's transfer agent holds Shares in uncertificated form for certain Shareholders pursuant to the Fund's dividend reinvestment plan. Shareholders may tender all such uncertificated Shares by completing the appropriate section in the Letter of Transmittal or Notice of Guaranteed Delivery. There may be tax consequences to a tendering Shareholder who tenders less than all Shares he or she owns. See Section 13, "Federal Income Tax Consequences," below.

     The Depositary will establish accounts with respect to the Shares at the Depository Trust Company ("DTC") for purposes of the Repurchase Offer within two business days after the date of this Offer to Repurchase. Any financial institution that is a participant in DTC's system may make delivery of tendered Shares by causing DTC to transfer such Shares into the Depositary's account in accordance with DTC's procedure for such transfer. However, although delivery of Shares may be effected through transfer into the Depositary's account at DTC, the Letter of Transmittal (or facsimile thereof), with any required signature guarantee and any other required documents, must, in any case, be transmitted to and received by the Depositary at the appropriate address set forth at the end of this Repurchase Offer before the Repurchase Request Deadline, or the tendering Shareholder must comply with the guaranteed delivery procedure described below. Delivery of documents to DTC in accordance with DTC's procedures does not constitute delivery to the Depositary.

     If certificates for Shares are not immediately available or time will not permit the Letter of Transmittal and other required documents to reach the Depositary prior to the Repurchase Request Deadline, Shares may nevertheless be tendered provided that all of the following conditions are satisfied:

          (a) such tenders are made by or through an Eligible Institution; and

          (b) the Depositary receives, prior to the Repurchase Request Deadline, a properly completed and duly executed Notice of Guaranteed Delivery substantially in the form provided by the Fund (delivered either by hand, mail, telegram, telex or facsimile transmission); and

          (c) the certificates for all tendered Shares, or book-entry confirmation, as the case may be, together with a properly completed and duly executed Letter of Transmittal and any other documents required by the Letter of Transmittal, are received by the Depositary within five NYSE trading days after receipt by the Depositary of such Notice of Guaranteed Delivery.

     THE METHOD OF DELIVERY OF THE CERTIFICATES REPRESENTING SHARES, LETTER OF TRANSMITTAL, AND ANY OTHER DOCUMENTS IS AT THE OPTION AND RISK OF THE SHAREHOLDER. IF THE SHAREHOLDER WISHES TO DELIVER BY MAIL, WE RECOMMEND THE USE OF INSURED REGISTERED MAIL, RETURN RECEIPT REQUESTED. THE SHAREHOLDER HAS THE RESPONSIBILITY TO CAUSE THE CERTIFICATES, LETTER OF TRANSMITTAL AND ANY OTHER DOCUMENTS TO BE TIMELY DELIVERED.

     TO PREVENT BACKUP WITHHOLDING ON PAYMENTS MADE FOR THE PURCHASE OF SHARES PURSUANT TO THE REPURCHASE OFFER, EACH INDIVIDUAL SHAREHOLDER (AND CERTAIN OTHER NONCORPORATE SHAREHOLDERS) MUST PROVIDE THE DEPOSITARY WITH HIS CORRECT TAXPAYER IDENTIFICATION NUMBER BY COMPLETING THE SUBSTITUTE FORM W-9 INCLUDED WITH THE LETTER OF TRANSMITTAL (EVEN IF SUCH SHAREHOLDER HAS PREVIOUSLY COMPLETED SUCH A
FORM). CERTAIN SHAREHOLDERS WHO ARE NOT CITIZENS OR RESIDENTS OF THE UNITED STATES MAY SATISFY THIS REQUIREMENT BY PROVIDING A CERTIFICATE OF FOREIGN STATUS (FORM W-8) TO THE DEPOSITARY IN LIEU OF THE SUBSTITUTE FORM W-9. IF THE FUND'S PURCHASE OF SHARES WITH RESPECT TO ANY TENDERING INDIVIDUAL (OR CERTAIN OTHER NONCORPORATE) SHAREHOLDERS WERE TREATED AS A DIVIDEND RATHER THAN AN EXCHANGE, BACKUP WITHHOLDING ALSO WOULD APPLY TO THAT SHAREHOLDER IF THE INTERNAL REVENUE SERVICE ADVISED THE FUND THAT SUCH SHAREHOLDER WAS SUBJECT TO SUCH WITHHOLDING. SEE SECTION 13, "FEDERAL INCOME TAX CONSEQUENCES," BELOW.

     All questions as to the validity, form, eligibility (including time of receipt) and acceptance of any Shares tendered will be determined by the Fund, which determination shall be final and binding. The Fund reserves the absolute right (i) to reject any and all tenders not in proper form or the payment for which would, in the opinion of the Fund's counsel, be unlawful and (ii) to waive any of the conditions of the Repurchase Offer or any defect or irregularity in the tender of any Shares. The Fund's determination of any defect or irregularity in the tender of any Shares and its interpretation of the terms and conditions of the Repurchase Offer (including the Letter of Transmittal and the Instructions thereto) will be final. None of the Fund, the Information Agent, the Depositary or any other person shall be under any duty to give notification of any defects or irregularities in tenders, and none shall incur any liability for failure to give such notification.

     6. SHAREHOLDERS' RIGHT TO WITHDRAW TENDERED SHARES. Shares tendered pursuant to the Repurchase Offer may be withdrawn at any time prior to the Repurchase Request Deadline. After the Repurchase Request Deadline, tenders made pursuant to the Repurchase Offer will be irrevocable.

     To be effective, a written, telegraphic or facsimile notice of withdrawal must be timely received by the Depositary. Such notice must specify the name of the person who executed the particular Letter of Transmittal or Notice of Guaranteed Delivery, the number of Shares to be withdrawn and, if certificates have been delivered or otherwise identified to the Depositary, the name of the holder of record and the serial numbers of the certificates representing the Shares to be withdrawn. If Shares have been delivered pursuant to the procedure for book-entry delivery as set forth in Section 5, "Procedure for Tendering Shares," any notice of withdrawal also must specify the name and the number of the account at DTC to be credited with the withdrawn Shares (which must be the same name and number from which the Shares were tendered), and must otherwise comply with DTC's procedures.

     All questions as to the form and validity, including time of receipt, of notices of withdrawal will be determined by the Fund, in its sole discretion, whose determination will be final and binding. None of the Fund, the Information Agent, the Depositary or any other person will be under any duty to give notification of any defects or irregularities in any notice of withdrawal or to incur any liability for failure to give any such notification. Any Shares timely and properly withdrawn will be deemed not duly tendered for purposes of the Repurchase Offer.

     7. ACCEPTANCE FOR PAYMENT AND PAYMENT. Upon the terms and subject to the conditions of the Repurchase Offer, the Fund will accept for payment, and will pay for, Shares validly tendered on or before the Repurchase Request Deadline and not properly withdrawn in accordance with Section 6, "Shareholders' Right to Withdraw Tendered Shares," as soon as practicable after the Repurchase Request Deadline. The Fund expressly reserves the right, in its sole discretion, to delay the acceptance for payment of, or payment for, Shares, in order to comply in whole or in part with any applicable law.

     The per-Share consideration paid to any Shareholder pursuant to the Repurchase Offer will be the highest per-Share consideration paid to any other Shareholder during the Repurchase Offer. In all cases, payment for Shares tendered and accepted for payment pursuant to the Repurchase Offer will be made only after timely receipt by the Depositary of certificates for such Shares (or confirmation of the book-entry transfer of such Shares), a properly executed Letter of Transmittal (or facsimile thereof) and any other documents required by the Letter of Transmittal.

     For purposes of the Repurchase Offer, the Fund will be deemed to have accepted for payment, and thereby purchased, Shares properly tendered to the Fund and not withdrawn, if, as and when the Fund gives oral or written notice to the Depositary of its acceptance for payment of such Shares. Payment for Shares accepted for payment pursuant to the Repurchase Offer will be made by deposit of the purchase price with the Depositary, which will act as agent for the tendering Shareholders for purposes of receiving payment from the Fund and transmitting payment to the tendering Shareholders. Under no circumstances will the Fund pay interest on the purchase price of the Shares to be paid by the Fund, regardless of any delay in making such payment. If any tendered Shares are not accepted for payment pursuant to the terms and conditions of the Repurchase Offer for any reason, or are not paid for because of an invalid tender, or if certificates are submitted for more Shares than are tendered, certificates for such unpurchased Shares will be returned, without expense to the tendering Shareholder, as soon as practicable following expiration or withdrawal of the Repurchase Offer. Shares delivered by book-entry transfer into the Depositary's account at DTC as described in Section 5, "Procedure for Tendering Shares," which are to be returned will be credited to an account maintained within DTC. Shares which are to be returned and which were held in uncertificated form by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan will be returned to the dividend reinvestment plan account maintained by the transfer agent.

     If the Fund is delayed in its acceptance for payment of, or in its payment for, Shares, or is unable to accept for payment or pay for Shares pursuant to the Repurchase Offer for any reason, then, without prejudice to the Fund's rights under this Repurchase Offer, the Depositary may, nevertheless, on behalf of the Fund, retain tendered Shares, and such Shares may not be withdrawn unless and except to the extent tendering Shareholders are entitled to withdrawal rights as described in Section 6, "Shareholders' Right to Withdraw Tendered Shares."

     Shares tendered pursuant to the Repurchase Offer will be subject to the Repurchase Fee, which will be paid to the Fund and is reasonably intended to compensate the Fund for expenses directly related to the Repurchase Offer. Except for the Repurchase Fee, tendering Shareholders will not be obligated to pay brokerage commissions, fees or, except in the circumstances described in Instruction 6 of the Letter of Transmittal, transfer taxes on the purchase of Shares by the Fund.

     8. SUSPENSIONS AND POSTPONEMENTS OF REPURCHASE OFFER. The Fund will not suspend or postpone the Repurchase Offer except by vote of a majority of the Board, including a majority of disinterested Trustees, and only:

          (i) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Code;

          (ii) if the repurchase would cause the Shares to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;

          (iii) for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted;

          (iv) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine its NAV; or

          (v) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Shareholders of the Fund.

     If the Repurchase Offer is suspended or postponed, the Fund will provide notice to Shareholders of such suspension or postponement.

     9. NAV, MARKET PRICE AND VOLUME OF TRADING. The Shares currently trade on the NYSE. The following table sets forth, on a quarterly basis, the high and low NAVs of the Shares, and the high and low sale prices of the Shares, and the volume of trading, from November 1, 1990 through January 31, 1999.

                                                         NAV           MARKET PRICE
                                                   ---------------   -----------------
                                                    HIGH     LOW      HIGH       LOW     VOLUME*
                                                   ------   ------   -------   -------   --------
November 1, 1990 to January 31, 1991.............  $12.17   $10.68   $10.375   $ 8.875    1,960
February 1, 1991 to April 30, 1991...............   12.38    11.28    11.875     9.375    1,304
May 1, 1991 to July 31, 1991.....................   11.83    11.25    10.000     9.375    1,764
August 1, 1991 to October 31, 1991...............   11.42    10.91    11.000     9.000    1,844
November 1, 1991 to January 31, 1992.............   11.32    10.78     9.875     8.750    2,214
February 1, 1992 to April 30, 1992...............   11.29    10.98     9.875     9.250    1,807
May 1, 1992 to July 31, 1992.....................   11.58    11.05    10.000     9.250    1,623
August 1, 1992 to October 31, 1992...............   11.56    10.37    10.750     9.250    2,819
November 1, 1992 to January 31, 1993.............   10.87    10.21     9.500     8.625    1,663
February 1, 1993 to April 30, 1993...............   11.84    10.90    10.625     9.125    2,129
May 1, 1993 to July 31, 1993.....................   12.57    11.55    12.000    10.250    2,359
August 1, 1993 to October 31, 1993...............   14.11    13.01    15.000    11.750    3,128
November 1, 1993 to January 31, 1994.............   15.98    13.48    17.250    12.500    2,382
February 1, 1994 to April 30, 1994...............   16.17    14.97    17.000    12.625    2,480
May 1, 1994 to July 31, 1994.....................   15.49    14.49    14.500    12.250    3,224
August 1, 1994 to October 31, 1994...............   15.75    14.77    14.500    12.625    4,132
November 1, 1994 to January 31, 1995.............   15.12    13.77    12.875    11.875    2,272
February 1, 1995 to April 30, 1995...............   13.93    12.86    12.375    11.000    1,535
May 1, 1995 to July 31, 1995.....................   15.15    13.77    12.875    11.625    2,398
August 1, 1995 to October 31, 1995...............   15.30    14.61    13.000    12.375    2,735
November 1, 1995 to January 31, 1996.............   15.09    14.59    14.000    12.250    4,485
February 1, 1996 to April 30, 1996...............   15.59    14.99    14.625    13.625    6,512
May 1, 1996 to July 31, 1996.....................   16.03    15.45    14.625    12.625    2,933
August 1, 1996 to October 31, 1996...............   16.99    15.80    14.125    12.750    1,456
November 1, 1996 to January 31, 1997.............   18.21    15.01    15.625    12.125    2,189
February 1, 1997 to April 30, 1997...............   18.78    16.85    16.000    14.000    1,723

                                                         NAV           MARKET PRICE
                                                   ---------------   -----------------
                                                    HIGH     LOW      HIGH       LOW     VOLUME*
                                                   ------   ------   -------   -------   --------
May 1, 1997 to July 31, 1997.....................   20.72    17.65    18.750    14.750    1,507
August 1, 1997 to October 31, 1997...............   23.47    18.62    20.625    16.250    1,812
November 1, 1997 to January 31, 1998.............   18.31    12.05    16.875    10.563    2,189
February 1, 1998 to April 30, 1998...............   14.77    12.80    12.750    11.125    1,494
May 1, 1998 to July 31, 1998.....................   14.68    10.13    12.250     7.938    2,053
August 1, 1998 to October 31, 1998...............   10.97     6.00     8.563     4.438    2,499
November 1, 1998 to January 31, 1999.............    8.28     7.29     6.750     5.563    1,848

---------------

* In thousands. As a result of the Discretionary Repurchase Offer, which was completed on May 10, 1996, the number of Shares outstanding decreased from 16,045,347 to 7,220,418. As a result of the Annual Repurchase Offer, which was completed on April 18, 1997, the number of shares outstanding decreased from 7,220,418 to 6,859,397. As a result of the Annual Repurchase Offer, which was completed on April 17, 1998, the number of shares outstanding decreased from 6,859,397 to 6,516,426.

     The NAV per Share computed as of the close of business on March 19, 1999 was $7.67. On March 19, 1999, the high, low and closing prices of the Shares as reported on the NYSE were $6.00, $5.94 and $5.94, respectively.

     10. INFORMATION WITH RESPECT TO THE FUND AND THE FUND'S INVESTMENT
MANAGER. The Fund is a closed-end, non-diversified management investment company organized as a Massachusetts business trust. The Shares were first offered to the public on March 29, 1990 and first began trading on the same day. As a closed-end investment company, the Fund differs from an open-end investment company (i.e., a mutual fund) in that it does not redeem its Shares at the election of a Shareholder and does not continuously offer its shares for sale to the public.

     A I M Advisors, Inc. ("AIM"), an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), has been the investment manager of the Fund since May 29, 1998. AIM was organized in 1976 and, together with its subsidiaries, manages or advises over 110 investment portfolios encompassing a broad range of investment objectives. AMVESCAP and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. AIM's offices are located at 11 Greenway Plaza, Houston, Texas 77046 and 50 California Street, San Francisco, California 94111.

     Prior to May 29, 1998, the Fund's investment manager was Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), which had served in such capacity since the Fund's inception in 1990. On May 29, 1998, Liechtenstein Global Trust, AG ("LGT"), the former indirect parent organization of Chancellor LGT, sold LGT's Asset Management Division (which included Chancellor LGT) to AMVESCAP. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc. and became an indirect wholly owned subsidiary of AMVESCAP. From May 29, 1998 to December 14, 1998, INVESCO (NY), Inc. served as sub-adviser to the Fund under the supervision and direction of AIM. Effective December 14, 1998, sub-advisory responsibility for the Fund was transferred from INVESCO (NY), Inc. to INVESCO Asset Management Limited, another indirect wholly owned subsidiary of AMVESCAP. INVESCO Asset Management Limited currently serves as the Fund's sub-adviser under the supervision and direction of AIM.

     11. CERTAIN FEES AND EXPENSES. The Fund will not pay to any broker or dealer, commercial bank, trust company or other person any solicitation fee for any Shares purchased pursuant to the Repurchase Offer. The Fund will reimburse such persons for customary handling and mailing expenses incurred in forwarding the Repurchase Offer. No such broker, dealer, commercial bank or trust company has been authorized to act as the agent of the Fund or the Depositary for purposes of the Repurchase Offer.

     The Fund has retained State Street Bank and Trust Company to act as Depositary and Shareholder Communications Corporation to act as Information Agent. The Depositary and the Information Agent will each receive reasonable and customary compensation for their services and will also be reimbursed for certain out-of-pocket expenses and indemnified against certain liabilities.

     12. MISCELLANEOUS. The Repurchase Offer is not being made to, nor will the Fund accept tenders from, holders of Shares in any state or other jurisdiction in which the Repurchase Offer would not be in compliance with the securities or Blue Sky laws of such jurisdiction.

     13. FEDERAL INCOME TAX CONSEQUENCES. Sales by tendering Shareholders will be taxable transactions to them. Under certain circumstances, those sales will have tax consequences for non-tendering Shareholders as well. Because the income tax consequences may vary depending upon the particular facts relating to each Shareholder, no representations with respect to those consequences are made hereby, and it is recommended that each Shareholder consult with a tax adviser concerning the federal, state and local income tax consequences of the sale of Shares pursuant to the Repurchase Offer.

     Tax Treatment of Redemptions -- Exchanges vs. Section 301
Distributions. The Fund's purchases of Shares pursuant to the Repurchase Offer will be treated as redemptions of the Shares for federal income tax purposes pursuant to Section 302 of the Code. Under that section, the payment by the Fund to a tendering Shareholder will be considered made in exchange for the tendered Shares only if it (1) "is in complete redemption of all" of the Shareholder's Shares, (2) results in a "substantially disproportionate" reduction in the Shareholder's interest in the Fund, (3) is not "essentially equivalent to a dividend," or (4) in the case of a non-corporate Shareholder, is "in partial liquidation" of the Fund. (In determining whether any of the first three tests is met, both the Shares actually owned by the tendering Shareholder and any Shares constructively owned by him by reason of certain attribution rules must be taken into account.) A sale of Shares that is treated as an exchange will result in gain or loss to the tendering Shareholder measured by the difference between the Shareholder's basis for the tendered Shares and the amount received therefor pursuant to the Repurchase Offer. That gain or loss will be capital gain or loss to the Shareholder if the tendered Shares qualify as capital assets in his hands and generally will be long-term capital gain or loss if the Shares were held for more than one year prior to their purchase by the Fund.

     If any payment by the Fund to a tendering Shareholder is not considered to be made in exchange for the tendered Shares, it will be treated as a distribution under Section 301 of the Code ("Section 301 distribution") with respect to the Shares. Such a distribution will be treated as a dividend (taxable as ordinary income) to the extent it is made out of the Fund's earnings and profits ("E&P") of the current taxable year or accumulated E&P (of which it has none); the amount treated as a dividend will be fully taxable without regard to the Shareholder's basis for the Shares. To the extent a Section 301 distribution is not made out of E&P, it will be applied first against the tendering Shareholder's basis for his Shares and then will be treated as a gain from the sale or exchange of the Shares (which will be capital gain if the Shares are capital assets in the Shareholder's hands).

     Complete Redemption. A Shareholder who has less than all of his Shares (including those constructively owned by him) purchased by the Fund pursuant to the Repurchase Offer will not be able to satisfy the complete redemption test unless the Shareholder has all Shares actually owned by him so purchased (even though he continues to constructively own other Shares) and he complies with certain other requirements. Shareholders are urged to consult their own tax advisers as to their eligibility to qualify for exchange treatment through this method. Shareholders should note, however, that if the Repurchase Offer is oversubscribed the Fund will not be obligated to purchase all Shares tendered. See Section 1, "Number of Shares," above.

     Substantially Disproportionate Redemption. A Shareholder could satisfy the substantially disproportionate test only if, among other things, the Shareholder's proportionate interest in the Fund after the redemption is less than 80% of his proportionate interest in the Fund before the redemption. A Shareholder may not depend on satisfying this requirement by tendering just over 20% of his Shares, because the total number of Shares outstanding after the Repurchase Offer may be substantially reduced. The minimum number of a Shareholder's Shares that would have to be purchased in the Repurchase Offer (not merely tendered) to result in a "substantially disproportionate" redemption as to him would equal the percentage of his Shares determined according to the following formula -- where X equals the minimum percentage of a Shareholder's

Shares that would have to be purchased and Y equals the percentage of all Shares being purchased -- plus one Share (to produce a reduction of "more than" 20%):

                             X = Y + 20% (100% - Y)
                                  = .8Y + 20%

For example, if the Fund has 7,000,000 Shares outstanding at the time of the Repurchase Offer and it purchases 5% thereof (350,000 Shares), a Shareholder holding 700 Shares (0.01% of the outstanding Shares) would need to have the Fund purchase at least 169 of those Shares (24% of his Shares, or 168, determined pursuant to the formula above plus 1) to achieve a more-than-20%-reduction (531 Shares still held by the Shareholder divided by 6,650,000 Shares outstanding after the Repurchase Offer = .00798%).

     Not Essentially Equivalent to a Dividend. For a redemption to be "not essentially equivalent to a dividend," it must result in a "meaningful reduction" in the Shareholder's proportionate interest in the Fund, determined on a Shareholder-by-Shareholder basis. Whether a redemption satisfies that criterion depends upon the facts and circumstances of each case. A redemption of Shares from a minority Shareholder, whose relative interest in the Fund is minimal, that results in even a slight reduction of the Shareholder's proportionate interest might suffice; thus, a purchase by the Fund of one Share more than the percentage of a Shareholder's Shares equal to the aggregate percentage of Shares purchased in the Repurchase Offer might be considered a "meaningful reduction." As is the case with satisfaction of the "substantially disproportionate" test, however, compliance with the "meaningful reduction" criterion depends in part on the response of other Shareholders to the Repurchase Offer.

     Partial Liquidation. The final ground for exchange treatment, which applies only to non-corporate Shareholders, is that the redemption is "in partial liquidation" of the Fund, which requires that the distribution be "not essentially equivalent to a dividend (determined at the corporate (Fund) level rather than at the shareholder level)." To qualify as such, the distribution must either (1) be attributable to the Fund's cessation of an actively conducted trade or business (provided it is conducting a separate active trade or business immediately after the distribution), even if the distribution fails to satisfy the complete redemption, substantially disproportionate and lack of Shareholder-level dividend equivalency tests, or (2) based on all the facts and circumstances, be attributable in part to contraction of the Fund's business. In the instant case the Fund is not ceasing to engage in an actively conducted trade or business, so distributions pursuant to the Repurchase Offer will not satisfy test (1) above. It is uncertain whether, under the facts and circumstances analysis, those distributions would be deemed to be attributable to contraction of the Fund's business.

     Tax Consequences to Other Shareholders. If the payment for any purchase of Shares pursuant to the Repurchase Offer is treated as a Section 301 distribution to the selling Shareholder rather than as an exchange, the other Shareholders, including the non-tendering Shareholders, could be deemed to have received taxable stock distributions under certain circumstances. That result could be avoided if the distribution is "incident to an isolated redemption of stock (for example, pursuant to a tender offer)." The "interval" status of the Fund -- obligating it to make annual repurchases of between 5% and 25% of its Shares (see Section 3, "Purpose of the Repurchase Offer," above) -- militates against this position. Shareholders are urged to consult their own tax advisers regarding the possibility of "deemed distributions" resulting from the purchase of Shares pursuant to the Repurchase Offer.

     Foreign Shareholders. Any payments to a tendering Shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation, or a foreign partnership (a "foreign Shareholder") that are treated as Section 301 distributions generally will be subject to U.S. withholding tax at the rate of 30% (unless a reduced rate applies under an applicable tax treaty) to the extent of available E&P. Foreign Shareholders who are not subject to U.S. federal income tax on the Fund's purchase of Shares tendered by them, or whose U.S. federal income tax liability is less than the amount withheld, may claim a refund of any excess amount withheld by the Fund. A tendering foreign Shareholder who qualifies for exchange treatment generally will not be subject to U.S. federal income tax on the sale of his Shares to the Fund, unless (1) the payments are deemed to be "effectively connected with the conduct of a U.S. trade or business" or (2) he is treated as a resident alien individual for federal income tax purposes; in these cases, the tax would be computed at graduated rates in a manner similar to the tax on domestic persons.

     Backup Withholding. The Fund generally will be required to withhold tax at the rate of 31% ("backup withholding") from any payment to a tendering Shareholder that is an individual (or certain other noncorporate person) if the Shareholder fails to provide to the Fund his correct taxpayer identification number. If the payment by the Fund to any such Shareholder is treated as a dividend rather than an exchange, backup withholding also will be required with respect to that payment if the Internal Revenue Service advises the Fund that the Shareholder is subject to backup withholding for prior underreporting of reportable interest or dividend payments or if the Shareholder fails to certify that he is not subject thereto. A foreign person generally will be able to avoid backup withholding with respect to payments by the Fund that are treated as made in exchange for tendered Shares only if he (1) is neither a citizen nor a resident of the United States, (2) has not been and reasonably does not expect to be present in the United States for a period aggregating 183 days or more during the calendar year, and (3) reasonably expects not to be engaged in a trade or business within the United States to which the gain on sale of the Shares would be effectively connected. Backup withholding is not an additional tax, and any amounts withheld may be credited against a Shareholder's U.S. federal income tax liability.

     Shareholders are urged to consult their own tax advisers to determine the extent of the federal income tax liability they would incur as a result of the proposed transactions, as well as any tax consequences under any applicable state, local or foreign laws.

                                 *  *  *  *  *

     Questions, requests for assistance and requests for additional copies of this Offer to Repurchase and related materials should be directed to Shareholder Communications Corporation at 1-800-433-2279.

                                            AIM EASTERN EUROPE FUND

     The Letter of Transmittal and certificates for your Shares should be sent or delivered by you, your broker, dealer, commercial bank or trust company to the Depositary as set forth below.

                                  Depositary:
                      STATE STREET BANK AND TRUST COMPANY

                     Facsimile Copy Number: (781) 575-4826
                      Confirm by Telephone: (781) 575-4816
                  For Account Information Call: (800) 426-5523

    By First Class Mail:         By Overnight, Certified or               By Hand:
State Street Bank and Trust        Express Mail Delivery:          Securities Transfer &
          Company               State Street Bank and Trust       Reporting Services, Inc.
  Corporate Reorganization                Company                 c/o Boston EquiServe LP
       P.O. Box 9573              Corporate Reorganization      100 William Street, Galleria
   Boston, MA 02205-9573            40 Campanelli Drive              New York, NY 10038
                                    Braintree, MA 02184

     Any questions or requests for assistance or additional copies of the Offer to Repurchase, the Letter of Transmittal, the Notice of Guaranteed Delivery and other documents may be directed to the Information Agent at its telephone number and location listed below. Shareholders may also contact their broker, dealer, commercial bank or trust company or other nominee for assistance concerning the Repurchase Offer.

               The Information Agent for the Repurchase Offer is:
                     SHAREHOLDER COMMUNICATIONS CORPORATION
                      17 State Street, New York, NY 10004
                                 1-800-433-2279
                              Fax: (212) 248-2727

                                                                       EER-OTR-3

                             LETTER OF TRANSMITTAL

                   TO ACCOMPANY SHARES OF BENEFICIAL INTEREST
                                       IN

                            AIM EASTERN EUROPE FUND
             TENDERED PURSUANT TO ITS OFFER TO REPURCHASE FOR CASH
                              DATED MARCH 26, 1999

             THE REPURCHASE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE
              AT 5:00 P.M., NEW YORK CITY TIME, ON APRIL 16, 1999
                         ("REPURCHASE REQUEST DEADLINE")

                                The Depositary:
                      STATE STREET BANK AND TRUST COMPANY

                             Facsimile Copy Number:
                                 (781) 575-4826

                             Confirm by Telephone:
                                 (781) 575-4816

                         For Account Information Call:
                                 (800) 426-5523

     By First Class Mail:         By Overnight, Certified or               By Hand:
                                    Express Mail Delivery:
  State Street Bank and Trust     State Street Bank and Trust        Securities Transfer &
            Company                         Company                Reporting Services, Inc.
   Corporate Reorganization        Corporate Reorganization         c/o Boston EquiServe LP
         P.O. Box 9573                40 Campanelli Drive        100 William Street, Galleria
     Boston, MA 02205-9573            Braintree, MA 02184             New York, NY 10038

------------------------------------------------------------------------------------------------------------
                                       DESCRIPTION OF SHARES TENDERED
                                         (SEE INSTRUCTIONS 3 AND 4)
------------------------------------------------------------------------------------------------------------
                                                                      SHARE(S) TENDERED
NAME(S) AND ADDRESS(ES) OF REGISTERED HOLDER(S):      (ATTACH ADDITIONAL SIGNED SCHEDULE IF NECESSARY)
------------------------------------------------------------------------------------------------------------
                                                                       TOTAL NUMBER OF        NUMBER OF
                                                     CERTIFICATE     SHARES REPRESENTED        SHARES
                                                     NUMBER(S)*       BY CERTIFICATE(S)      TENDERED**

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                    TOTAL SHARES
                                                      TENDERED
------------------------------------------------------------------------------------------------------------
              * Need not be completed by shareholders who tender Shares by book-entry transfer.
  ** Unless otherwise indicated, it will be assumed that all Shares evidenced by any certificates delivered to the Depositary are being tendered. See Instruction 4.
------------------------------------------------------------------------------------------------------------

THE UNDERSIGNED TENDERS ALL UNCERTIFICATED SHARES THAT MAY BE HELD IN THE NAME OF THE REGISTERED HOLDER(S) BY THE FUND'S TRANSFER AGENT PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN. [ ] YES [ ] NO

Note: If you do not check either of the boxes above, uncertificated Shares, if any, held in the name of the registered holder(s) by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan will not be tendered.

     Delivery of this Letter of Transmittal to an address other than that shown above or transmission of instructions via a facsimile or telex number other than as listed above does not constitute a valid delivery. The instructions accompanying this letter should be read carefully before this Letter of Transmittal is completed.

     This Letter of Transmittal is to be used (a) if certificates for Shares (as defined below) are to be forwarded herewith, or (b) if uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan are to be tendered, or (c) if tenders are to be made by book-entry transfer to any of the accounts maintained by the Depositary at the Depository Trust Company ("DTC"), pursuant to the procedure set forth in Section 5, "Procedure for Tendering Shares," of the Offer to Repurchase. Shareholders whose certificates are not immediately available or who cannot deliver their certificates for Shares (other than uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan) or deliver confirmation of the book-entry transfer of their Shares into the Depositary's account at DTC and all other documents required hereby to the Depositary prior to 5:00 p.m., New York City Time, on the Repurchase Request Deadline may nevertheless tender their Shares according to the guaranteed delivery procedures set forth in Section 5, "Procedure for Tendering Shares," of the Offer to Repurchase. See Instruction 2 below. DELIVERY OF DOCUMENTS TO DTC DOES NOT CONSTITUTE DELIVERY TO THE DEPOSITARY.

[ ] CHECK HERE IF TENDERED SHARES ARE BEING DELIVERED BY BOOK-ENTRY
    TRANSFER MADE TO THE ACCOUNT MAINTAINED BY THE DEPOSITARY WITH DTC AND COMPLETE THE FOLLOWING:

    Name of Tendering Institution:
---------------------------------------------------------------------------

    Account Number:
--------------------------------------------------------------------------------

    Transaction Code Number:
-------------------------------------------------------------------------------

[ ] CHECK HERE IF CERTIFICATES FOR TENDERED SHARES ARE BEING DELIVERED
    PURSUANT TO A NOTICE OF GUARANTEED DELIVERY PREVIOUSLY SENT TO THE DEPOSITARY AND COMPLETE THE FOLLOWING:

    Name(s) of Registered Owner(s):
------------------------------------------------------------------------

    Date of Execution of Notice of Guaranteed Delivery:
----------------------------------------------------

    Name of Institution which Guaranteed Delivery:
---------------------------------------------------------

    Account Number (if delivered by book-entry transfer):
--------------------------------------------------

                    NOTE: SIGNATURES MUST BE PROVIDED BELOW.
               PLEASE READ THE ACCOMPANYING DOCUMENTS CAREFULLY.

Sir/Madam:

     The undersigned hereby tenders to AIM Eastern Europe Fund, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company (the "Fund"), the shares of beneficial interest in the Fund (the "Shares"), described below, upon the terms and conditions set forth in the Offer to Repurchase dated March 26, 1999, receipt of which is hereby acknowledged, and in this Letter of Transmittal (which together constitute the "Repurchase Offer"), at a purchase price equal to an amount per Share, net to the seller in cash, of 100% of the net asset value per Share as determined by the Fund at the close of regular trading on the New York Stock Exchange on April 30, 1999 (the "Repurchase Pricing Date"), minus a repurchase fee (the "Repurchase Fee") equal to 2% of net asset value per Share.

     Subject to, and effective upon, acceptance for payment of the Shares tendered herewith in accordance with the terms and subject to the conditions of the Offer to Repurchase, the undersigned hereby sells, assigns and transfers to, or upon the order of, the Fund all right, title and interest in and to all the Shares that are being tendered hereby and that are being accepted for purchase pursuant to the Offer to Repurchase (and any and all dividends, distributions, other Shares or other securities or rights issued or issuable in respect of such Shares on or after April 16, 1999) and irrevocably constitutes and appoints the Depositary the true and lawful agent and attorney-in-fact of the undersigned with respect to such Shares (and any such dividends, distributions, other Shares or securities or rights), with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest) to
(a) deliver certificates for such Shares (and any such other dividends, distributions, other Shares or securities or rights) or transfer ownership of such Shares (and any such other dividends, distributions, other Shares or securities or rights), together, in either such case, with all accompanying evidences of transfer and authenticity to or upon the order of the Fund, upon receipt by the Depositary, as the undersigned's agent, of the purchase price,
(b) present such Shares (and any such other dividends, distributions, other Shares or securities or rights) for transfer on the books of the Fund, and (c) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares (and any such other dividends, distributions, other Shares or securities or rights), all in accordance with the terms of the Offer to Repurchase.

     The undersigned hereby represents and warrants that: (a) the undersigned has full power and authority to tender, sell, assign and transfer the tendered Shares (and any and all dividends, distributions, other Shares or other securities or rights issued or issuable in respect of such Shares on or after April 16, 1999); (b) when and to the extent the Fund accepts the Shares for purchase, the Fund will acquire good, marketable and unencumbered title hereto, free and clear of all liens, restrictions, charges, proxies, encumbrances or other obligations relating to their sale or transfer, and not subject to any adverse claim; (c) on request, the undersigned will execute and deliver any additional documents deemed by the Depositary or the Fund to be necessary or desirable to complete the sale, assignment and transfer of the tendered Shares (and any and all dividends, distributions, other Shares or securities or rights issued or issuable in respect of such Shares on or after April 16, 1999); and
(d) the undersigned has read and agreed to all of the terms of the Offer to Repurchase and this Letter of Transmittal.

     All authority conferred or agreed to be conferred in this Letter of Transmittal shall be binding upon the successors, assigns, heirs, executors, administrators and legal representatives of the undersigned and shall not be affected by, and shall survive, the death or incapacity of the undersigned. Shares tendered pursuant to the Repurchase Offer may be withdrawn at any time prior to the Repurchase Request Date in accordance with Section 6, "Shareholders' Right to Withdraw Tendered Shares," of the Offer to Repurchase. After the Repurchase Request Deadline, tenders made pursuant to the Repurchase Offer will be irrevocable.

              PLEASE READ THE ACCOMPANYING INSTRUCTIONS CAREFULLY.
                    NOTE: SIGNATURES MUST BE PROVIDED BELOW.

     The undersigned understands that the valid tender of Shares pursuant to any one of the procedures described in Section 5, "Procedure for Tendering Shares," of the Offer to Repurchase and in the Instructions hereto will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Offer to Repurchase.

     The undersigned recognizes that under certain circumstances set forth in the Offer to Repurchase, the Fund may not be required to purchase any of the Shares tendered hereby, or may accept for purchase, pro rata with Shares tendered by other shareholders, fewer than all of the Shares tendered hereby.

     Unless otherwise indicated herein under "Special Payment Instructions," please issue the check for the purchase price and/or return any certificates for Shares not tendered or accepted for payment (and accompanying documents, as appropriate) in the name(s) of the registered holder(s) appearing under "Description of Shares Tendered." Similarly, unless otherwise indicated under "Special Delivery Instructions," please mail the check for the purchase price and/or return any certificates for Shares not tendered or accepted for payment (and accompanying documents, as appropriate) to the address(es) of the registered holder(s) appearing under "Description of Shares Tendered." In the event that either the Special Delivery Instructions or the Special Payment Instructions are completed, please issue the check for the purchase price and/or return such certificates to, the person or persons so indicated. The undersigned recognizes that the Fund has no obligation pursuant to the Special Payment Instructions to transfer any Shares from the name of the registered holder thereof if the Fund does not accept for payment any of the Shares so tendered. The undersigned recognizes that the Special Payment Instructions and the Special Delivery Instructions are not applicable to Shares tendered by book-entry transfer, nor to uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan which may be tendered hereby.

                          SPECIAL PAYMENT INSTRUCTIONS
                         (SEE INSTRUCTIONS 5, 6 AND 7)

To be completed ONLY if certificates for Shares not tendered or not purchased and/or the check for the purchase price of Shares purchased are to be issued in the name of and sent to someone other than the undersigned.

Issue  [ ] Check  [ ] Certificate to:

Name
--------------------------------------------------
                 (Please Print)

Address
--------------------------------------------------

--------------------------------------------------
             (City, State, Zip Code)

        Complete Payer Substitute Form W-9

--------------------------------------------------
(Taxpayer Identification (Social Security) Number)

                         SPECIAL DELIVERY INSTRUCTIONS
                         (SEE INSTRUCTIONS 5, 6 AND 7)

To be completed ONLY if certificates for Shares not tendered or not purchased and/or the check for the purchase price of Shares purchased are to be issued in the name of the undersigned, but sent to someone other than the undersigned, or to the undersigned at an address other than that shown above.

Mail  [ ] Check  [ ] Certificate to:

Name
--------------------------------------------------
                 (Please Print)

Address
--------------------------------------------------

--------------------------------------------------
             (City, State, Zip Code)

                                   SIGN HERE
          IMPORTANT: COMPLETE AND SIGN THE SUBSTITUTE FORM W-9 HEREIN.


---------------------------------------------------

---------------------------------------------------
         (Signatures of Shareholder(s))

Dated:                                       , 1999
       --------------------------------------

     (Must be signed by the registered holder(s) exactly as name(s) appear(s) on certificate(s) for the Shares or on a security position listing or by person(s) authorized to become registered holder(s) by certificate(s) and documents transmitted herewith. If signature is by attorney-in-fact, executor, administrator, trustee, guardian, agent, officer of a corporation or another person acting in a fiduciary or representative capacity, please provide the following information. See Instruction 5.)

Name(s)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 (Please Print)

Capacity (Full Title)
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      City                          State                         Zip Code

Area Code and Telephone Number
--------------------------------------------------------------------------------

Employer Identification or Social Security Number
--------------------------------------------------------------------------------

                           GUARANTEE OF SIGNATURE(S)
                           (SEE INSTRUCTIONS 1 AND 5)

Authorized Signature(s)

--------------------------------------------------------------------------------

Name
--------------------------------------------------------------------------------
                                 (Please Print)

Name of Firm
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------
             City                      State                      Zip Code

Dated:                                       , 1999
       --------------------------------------

                                  INSTRUCTIONS

        FORMING PART OF THE TERMS AND CONDITIONS OF THE REPURCHASE OFFER

     1. Guarantee of Signatures. No signature guarantee on this Letter of Transmittal is required (i) if this Letter of Transmittal is signed by the registered holder of the Shares (which term, for purposes of this document, shall include any participant in DTC whose name appears on a security position listing as the owner of Shares) tendered herewith, unless such holder has completed either the box entitled "Special Delivery Instructions" or the box entitled "Special Payment Instructions" herein, or (ii) if such Shares are tendered for the account of a member firm of a registered national securities exchange, a member of the National Association of Securities Dealers, Inc. ("NASD") or a commercial bank or trust company having an office, branch or agency in the United States (each being hereinafter referred to as an "Eligible Institution"). In all other cases, all signatures on this Letter of Transmittal must be guaranteed by an Eligible Institution. See Instruction 5.

     2. Delivery of Letter of Transmittal and Certificates; Guaranteed Delivery Procedures. This Letter of Transmittal is to be used only (a) if certificates are to be forwarded herewith, (b) if uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan are to be tendered, or (c) if tenders are to be made pursuant to the procedures for delivery by book-entry transfer set forth in Section 5, "Procedure for Tendering Shares," of the Offer to Repurchase. Certificates for all physically tendered Shares, or confirmation of a book-entry transfer in the Depositary's account at DTC of Shares tendered by book-entry transfer, together, in each case, with a properly completed and duly executed Letter of Transmittal or facsimile thereof with any required signature guarantees, and any other documents required by this Letter of Transmittal, should be mailed or delivered to the Depositary at the appropriate address set forth herein and must be received by the Depositary prior to 5:00 p.m., New York City Time, on the Repurchase Request Deadline. Shareholders whose certificates are not immediately available or who cannot deliver Shares and all other required documents to the Depositary prior to 5:00 p.m., New York City Time, on the Repurchase Request Deadline, or whose Shares cannot be delivered on a timely basis pursuant to the procedures for book-entry transfer prior to the Repurchase Request Deadline, may tender their Shares by or through any Eligible Institution by properly completing and duly executing and delivering a Notice of Guaranteed Delivery (or facsimile thereof), which must be received by the Depositary prior to the Repurchase Request Deadline, and by otherwise complying with the guaranteed delivery procedures set forth in Section 5, "Procedure for Tendering Shares," of the Offer to Repurchase. Pursuant to such procedures, the certificates for all physically tendered Shares, or confirmation of book-entry transfer, as the case may be, as well as a properly completed and duly executed Letter of Transmittal and all other documents required by this Letter of Transmittal must be received by the Depositary within five New York Stock Exchange trading days after receipt by the Depositary of such Notice of Guaranteed Delivery, all as provided in Section 5, "Procedure for Tendering Shares," of the Offer to Repurchase.

     THE METHOD OF DELIVERY OF THIS LETTER OF TRANSMITTAL, THE CERTIFICATES FOR SHARES AND ALL OTHER REQUIRED DOCUMENTS, INCLUDING DELIVERY THROUGH DTC, IS AT THE OPTION AND RISK OF THE TENDERING SHAREHOLDER, AND EXCEPT AS OTHERWISE PROVIDED IN THIS INSTRUCTION 2, THE DELIVERY WILL BE DEEMED MADE ONLY WHEN ACTUALLY RECEIVED BY THE DEPOSITARY. IF DELIVERY IS BY MAIL, REGISTERED MAIL WITH RETURN RECEIPT REQUESTED, PROPERLY INSURED, IS RECOMMENDED. THE SHAREHOLDER HAS THE RESPONSIBILITY TO CAUSE THE LETTER OF TRANSMITTAL, CERTIFICATES AND ANY OTHER DOCUMENTS TO BE TIMELY DELIVERED.

     No alternative, conditional or contingent tenders will be accepted, except as may be permitted in the Offer to Repurchase. All tendering shareholders, by execution of this Letter of Transmittal (or facsimile thereof), waive any right to receive any notice of the acceptance for payment of Shares.

     3. Inadequate Space. If the space provided is inadequate, the certificate numbers and/or number of Shares should be listed on a separate signed schedule attached hereto.

     4. Partial Tenders and Unpurchased Shares. (NOT APPLICABLE TO SHAREHOLDERS WHO TENDER BY BOOK-ENTRY TRANSFER.) If fewer than all the Shares evidenced by any certificate submitted are to be tendered, fill in the number of Shares which are to be tendered in the column entitled "Number of Shares Tendered." In such case, a new certificate for the remainder of the Shares evidenced by the old certificate(s) will be issued and sent to the registered holder, unless otherwise specified in the "Special Payment Instructions" or "Special Delivery Instructions" boxes in this Letter of Transmittal, as soon as practicable after the Repurchase Request Deadline of the Offer to Repurchase. All Shares represented by certificates listed and delivered to the Depositary are deemed to have been tendered unless otherwise indicated.

     5. Signatures on Letter of Transmittal; Stock Powers and Endorsements.

          (a) If this Letter of Transmittal is signed by the registered holder(s) of the Shares tendered hereby, the signature(s) must correspond exactly with the name(s) on the face of the certificates.

          (b) If any of the tendered Shares are held of record by two or more joint holders, ALL such holders must sign this Letter of Transmittal.

          (c) If any tendered Shares are registered in different names on several certificates, it will be necessary to complete, sign and submit as many Letters of Transmittal as there are different registrations of certificates.

          (d) If this Letter of Transmittal is signed by the registered holder(s) of the Shares listed and transmitted hereby, no endorsements of certificates or separate stock powers are required unless payment is to be made, or the certificates for Shares not tendered or purchased are to be issued, to a person other than the registered holder(s), in which case the endorsements or signatures on the stock powers, as the case may be, must be signed exactly as the name(s) of the registered holder(s) appear(s) on the certificates. Signatures on such certificates or stock powers must be guaranteed by an Eligible Institution. See also Instruction 1.

          (e) If this Letter of Transmittal or any certificates or stock powers are signed by trustees, executors, administrators, guardians, agents, attorneys-in-fact, officers of corporations or others acting in a fiduciary or representative capacity, such persons should so indicate when signing and must submit proper evidence satisfactory to the Fund of their authority to so act.

          (f) If this Letter of Transmittal is signed by a person(s) other than the registered holder(s) of the certificates listed and transmitted hereby, the certificates must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name or names of the registered holder(s) appear on the certificates. Signatures on such certificates of stock powers must be guaranteed by an Eligible Institution. See also Instruction 1.

     6. Stock Transfer Taxes. Except as set forth in this Instruction 6, no stock transfer tax stamps or funds to cover such stamps need accompany this Letter of Transmittal, and the Fund will pay all stock transfer taxes, if any, with respect to the transfer and sale of Shares to it pursuant to the Offer to Repurchase. If, however, payment of the purchase price is to be made to, or (in the circumstances permitted by the Offer to Repurchase) if Shares not tendered or not purchased are to be registered in the name of any person other than the registered holder, or if tendered certificates are registered in the name of any person other than the person(s) signing this Letter of Transmittal, the amount of any stock transfer taxes (whether imposed on the registered holder or such other person) payable on account of the transfer to such person will be deducted from the purchase price unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

     7. Special Payment and Delivery Instructions. If certificates for Shares not tendered or not purchased or checks are to be issued in the name of a person other than the person signing this Letter of Transmittal or if such certificates and/or checks are to be sent to someone other than the person signing this Letter of Transmittal or to the person signing this Letter of Transmittal at an address other than that shown above, the boxes captioned "Special Payment Instructions" and/or "Special Delivery Instructions" on this Letter of Transmittal should be completed.

     8. Irregularities. All questions as to the validity, form, eligibility (including time of receipt) and acceptance for payment of any tender of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of any particular Shares (i) determined by it not to be in proper form or (ii) the acceptance of or payment for which may, in the opinion of the Fund's counsel, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer, in whole or in part, or any defect or irregularity in tender of any particular Shares or shareholder, and the Fund's interpretations of the terms and conditions of the Repurchase Offer (including these instructions) shall be final and binding. No tender of Shares will be deemed to be properly made until all defects and irregularities have been cured or waived. None of the Fund, the Depositary, the Information Agent or any other person shall be obligated to give notice of defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice. Unless waived, any defects or irregularities must be cured within such time as the Fund shall determine.

     9. Requests for Assistance and Additional Copies. Requests for assistance should be directed to, and additional copies of the Offer to Repurchase, the Notice of Guaranteed Delivery, the Guidelines for Certification of Taxpayer Identification Number on Substitute Form W-9, and this Letter of Transmittal may be obtained from the Information Agent at the address set forth at the end of this Letter of Transmittal, or from your broker, dealer, commercial bank, trust company, or other nominee. The Information Agent will also provide shareholders, upon request, with a Certificate of Foreign Status (Form W-8).

     10. Backup Withholding. Each shareholder that desires to participate in the Offer to Repurchase must, unless an exemption applies, provide the Depositary with the shareholder's taxpayer identification number on the Substitute Form W-9 set forth in this Letter of Transmittal, with the required certifications under penalties of perjury. If the shareholder is an individual, the taxpayer identification number is his social security number. If the Depositary is not provided with the correct taxpayer identification number, the shareholder may be subject to a $50 penalty imposed by the Internal Revenue Service in addition to being subject to backup withholding.

     If backup withholding applies, the Depositary is required to withhold 31% of any payment made to the shareholder with respect to Shares purchased pursuant to the Offer to Repurchase. Backup withholding is not an additional tax. Rather, the federal income tax liability of a person subject to backup withholding may result in an overpayment of taxes for which the person may obtain a refund from the Internal Revenue Service.

     Certain shareholders (including, among others, most corporations and certain foreign persons) are exempt from backup withholding requirements. To qualify as an exempt recipient on the basis of foreign status, a shareholder must submit a properly executed Certificate of Foreign Status (Form W-8), signed under penalties of perjury, attesting to the shareholder's exempt status. Generally, a foreign shareholder will be able to avoid backup withholding with respect to payments that are considered made in exchange for tendered Shares only if he (1) is neither a citizen nor a resident of the United States, (2) has not been and reasonably does not expect to be present in the United States for a period aggregating 183 days or more during the calendar year, and (3) reasonably expects not to be engaged in a trade or business within the United States to which the gain on the sale of the Shares would be effectively connected. Somewhat different requirements apply in the case of foreign shareholder covered by tax treaties.

     A SHAREHOLDER SHOULD CONSULT HIS TAX ADVISER AS TO HIS QUALIFICATION FOR EXEMPTION FROM THE BACKUP WITHHOLDING REQUIREMENTS AND THE PROCEDURE FOR OBTAINING AN EXEMPTION.

     Shareholders are required to give the Depositary the taxpayer identification number of the record owner of the Shares. If the Shares are registered in more than one name or are not in the name of the actual owner, consult the enclosed Guidelines for Certification of Taxpayer Identification Number on Substitute Form W-9.

====================================================================================================================

                                                                                  ACCOUNT NUMBER(S) (OPTIONAL)
  SUBSTITUTE              NAME:
                                -------------------------------------------
  FORM W-9                ADDRESS:
                                  -----------------------------------------
                          -------------------------------------------------
                         ===========================================================================================
  DEPARTMENT OF           PART 1 -- PLEASE PROVIDE YOUR TIN IN THE BOX AT           Social Security Number or
  THE TREASURY            RIGHT AND CERTIFY BY SIGNING AND DATING BELOW.         Employer Identification Number
  INTERNAL REVENUE
  SERVICE                                                                     ------------------------------------
                         ===========================================================================================
                          PART 2 -- For Payees Exempt from Backup
                          Withholding: See enclosed "Guidelines for
                          Certification of Taxpayer Identification Number on  ------------------------------------
                          Substitute Form W-9," page 2.
                         ===========================================================================================

  PAYER'S REQUEST         PART 3 -- CERTIFICATION. Under penalties of perjury, I certify that:
  FOR TAXPAYER
  IDENTIFICATION          1. The number shown on this form is my correct TIN (or I am waiting for a TIN to be issued
  NUMBER ("TIN")             to me), AND
  AND CERTIFICATION
                          2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS")
                             that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
                          CERTIFICATION INSTRUCTIONS. -- You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.
                          Signature                                                      Date
                                    ----------------------------------------------------      -------------------
====================================================================================================================

         YOU MUST COMPLETE THE FOLLOWING CERTIFICATE IF YOU DO NOT HAVE
                        A TAXPAYER IDENTIFICATION NUMBER

====================================================================================================================

             CERTIFICATE OF AWAITING TAXPAYER IDENTIFICATION NUMBER

     I certify, under penalties of perjury, that a TIN has not been issued to me and either (a) I have mailed or delivered an application to receive a TIN to the appropriate IRS Center or Social Security Administration Office or (b) I intend to mail or deliver such an application in the near future. I understand that if I do not provide a TIN within sixty (60) days, 31% of all reportable payments made to me thereafter will be withheld until I provide a TIN.

------------------------------------------------------------    ------------------------------
                         Signature                                           Date

====================================================================================================================

NOTE: FAILURE TO COMPLETE THIS FORM MAY RESULT IN BACKUP WITHHOLDING OF 31% OF
      ANY PAYMENTS MADE TO YOU PURSUANT TO THE OFFER TO REPURCHASE. PLEASE REVIEW THE ENCLOSED "GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON SUBSTITUTE FORM W-9" FOR ADDITIONAL DETAILS.

     IMPORTANT: THIS LETTER OF TRANSMITTAL OR A MANUALLY SIGNED FACSIMILE THEREOF (TOGETHER WITH CERTIFICATES FOR SHARES AND ALL OTHER REQUIRED DOCUMENTS) OR THE NOTICE OF GUARANTEED DELIVERY MUST BE RECEIVED BY THE DEPOSITARY PRIOR TO 5:00 P.M., NEW YORK CITY TIME, ON APRIL 16, 1999, AT THE APPROPRIATE ADDRESS SET FORTH BELOW:

                                The Depositary:
                      STATE STREET BANK AND TRUST COMPANY

                             Facsimile Copy Number:
                                 (781) 575-4826

                             Confirm by Telephone:
                                 (781) 575-4816

                         For Account Information Call:
                                 (800) 426-5523

     By First Class Mail:         By Overnight, Certified or               By Hand:
                                    Express Mail Delivery:
  State Street Bank and Trust     State Street Bank and Trust        Securities Transfer &
            Company                         Company                Reporting Services, Inc.
   Corporate Reorganization        Corporate Reorganization         c/o Boston EquiServe LP
         P.O. Box 9573                40 Campanelli Drive        100 William Street, Galleria
     Boston, MA 02205-9573            Braintree, MA 02184             New York, NY 10038

     Any questions or requests for assistance or additional copies of this Letter of Transmittal, the Offer to Repurchase, the Notice of Guaranteed Delivery and other documents may be directed to the information Agent at its telephone number and location listed below. Shareholders may also contact their broker, dealer, commercial bank or trust company or other nominee for assistance concerning the Repurchase Offer.

               The Information Agent for the Repurchase Offer is:

                     SHAREHOLDER COMMUNICATIONS CORPORATION
                      17 STATE STREET, NEW YORK, NY 10004
                                 1-800-433-2279
                              FAX: (212) 248-2727

                                                                       EER-LOT-4

                                                                       EER-LOT-4

                                    OFFER BY

                            AIM EASTERN EUROPE FUND

                             TO REPURCHASE FOR CASH
                           UP TO 10% OF ITS SHARES OF
                              BENEFICIAL INTEREST

                 THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE AT
               5:00 P.M., NEW YORK CITY TIME, ON APRIL 16, 1999,
                        ("REPURCHASE REQUEST DEADLINE")

     THIS REPURCHASE OFFER IS NOT CONDITIONED ON ANY MINIMUM NUMBER OF SHARES BEING TENDERED, BUT IS SUBJECT TO OTHER CONDITIONS AS OUTLINED IN THE OFFER TO REPURCHASE AND IN THE LETTER OF TRANSMITTAL.

                                                                  March 26, 1999

To Brokers, Dealers, Commercial Banks,
Trust Companies and Other Nominees:

     We are enclosing herewith the material listed below relating to the offer of AIM Eastern Europe Fund, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company (the "Fund"), to purchase up to 10% of its outstanding shares of beneficial interest (the "Shares") upon the terms and conditions set forth in the Offer to Repurchase dated March 26, 1999 and in the related Letter of Transmittal (which together constitute the "Repurchase Offer"). The price to be paid for the Shares is an amount per Share, net to the seller in cash, equal to 100% of the net asset value per Share as determined by the Fund at the close of regular trading on the New York Stock Exchange on April 30, 1999 (the "Repurchase Pricing Date"), minus a repurchase fee (the "Repurchase Fee") equal to 2% of net asset value per Share.

     We are asking you to contact your clients for whom you hold Shares registered in your name (or in the name of your nominee) or who hold Shares registered in their own names. Please bring the Repurchase Offer to their attention as promptly as possible. No fees or commission will be payable to brokers, dealers or other persons for soliciting tenders of Shares pursuant to the Offer. The Fund will, however, upon request, reimburse you for reasonable and customary mailing and handling expenses incurred by you in forwarding any of the enclosed materials to your clients. The Fund will pay all transfer taxes on its purchase of Shares, subject to Instruction 6, "Stock Transfer Taxes," of the Letter of Transmittal. HOWEVER, BACKUP WITHHOLDING AT A 31% RATE MAY BE REQUIRED UNLESS EITHER AN EXEMPTION IS PROVED OR THE REQUIRED TAXPAYER IDENTIFICATION INFORMATION AND CERTIFICATIONS ARE PROVIDED. SEE SECTION 13, "FEDERAL INCOME TAX CONSEQUENCES," OF THE OFFER TO REPURCHASE AND INSTRUCTION 10, "BACKUP WITHHOLDING," OF THE LETTER OF TRANSMITTAL.

     For your information and for forwarding to your clients, we are enclosing the following documents:

          1. A letter to Shareholders of the Fund from Robert H. Graham, Chairman of the Board and President of the Fund;

          2. The Offer to Repurchase dated March 26, 1999;

          3. The Letter of Transmittal for your use and to be provided to your clients;

          4. Guidelines for Certification of Taxpayer Identification Number on Substitute Form W-9;

          5. Notice of Guaranteed Delivery;

          6. Form of letter to Clients which may be sent to your clients for whose accounts you hold Shares registered in your name (or in the name of your nominee); and

          7. Return envelope addressed to the Depositary.
                                                                       EER-LTR-1

     The Repurchase Offer is not being made to holders of shares in any jurisdiction in which the making or acceptance of the Repurchase Offer would not be in compliance with the law.

     As described in the Offer to Repurchase under Section 5, "Procedure for Tendering Shares," tenders may be made without the concurrent deposit of stock certificates if (1) such tenders are made by or through a broker or dealer that is a member firm of a registered national securities exchange or a member of the National Association of Securities Dealers, Inc. or a commercial bank or trust company having an office, branch, or agency in the United States; and (2) certificates for Shares (or a confirmation of a book-entry transfer of such Shares into the Depositary's account at The Depository Trust Company), together with a properly completed and duly executed Letter of Transmittal and any other documents required by the Letter of Transmittal, are received by the Depositary within five New York Stock Exchange trading days after receipt by the Depositary of a properly completed and duly executed Notice of Guaranteed Delivery.

     As described in the Offer to Repurchase, if more than 10% of the Fund's outstanding Shares are duly tendered prior to the Repurchase Request Deadline, the Fund will either (1) repurchase all of the additional Shares tendered, if the amount of such additional Shares does not exceed 2% of the Fund's outstanding Shares, or (2) repurchase Shares tendered on a pro rata basis.

     NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER ALL OR ANY SHARES.

     Additional copies of the enclosed material may be obtained from the Information Agent at the appropriate address and telephone number set forth in the Offer to Repurchase. any questions you have with respect to the Repurchase Offer should be directed to the Information Agent at its address and telephone numbers set forth in the Offer to Repurchase.

                                            Very truly yours,

                                            AIM EASTERN EUROPE FUND

                                            /s/ SAMUEL D. SIRKO

                                            Samuel D. Sirko
                                            Secretary

NOTHING CONTAINED HEREIN OR IN THE ENCLOSED DOCUMENTS SHALL CONSTITUTE YOU OR ANY OTHER PERSON THE AGENT OF AIM EASTERN EUROPE FUND, THE INFORMATION AGENT, OR THE DEPOSITARY OR AUTHORIZE YOU OR ANY OTHER PERSON TO MAKE ANY STATEMENTS OR USE ANY MATERIAL ON THEIR BEHALF WITH RESPECT TO THE REPURCHASE OFFER, OTHER THAN THE MATERIAL ENCLOSED HEREWITH AND THE STATEMENTS SPECIFICALLY SET FORTH IN SUCH MATERIAL.

                                    OFFER BY

                            AIM EASTERN EUROPE FUND

                             TO REPURCHASE FOR CASH
                           UP TO 10% OF ITS SHARES OF
                              BENEFICIAL INTEREST

                 THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE AT
               5:00 P.M., NEW YORK CITY TIME, ON APRIL 16, 1999,
                        ("REPURCHASE REQUEST DEADLINE")

     THIS REPURCHASE OFFER IS NOT CONDITIONED ON ANY MINIMUM NUMBER OF SHARES BEING TENDERED, BUT IS SUBJECT TO OTHER CONDITIONS AS OUTLINED IN THE OFFER TO REPURCHASE AND IN THE LETTER OF TRANSMITTAL.

                                                                  March 26, 1999

To Our Clients:

     Enclosed for your consideration is the Offer to Repurchase, dated March 26, 1999, of AIM Eastern Europe Fund, a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company (the "Fund"), and a related Letter of Transmittal (which together constitute the "Repurchase Offer"), pursuant to which the Fund is offering to repurchase up to 10% of its outstanding shares of beneficial interest (the "Shares"), upon the terms and the conditions set forth in the Repurchase Offer.

     The Offer to Repurchase and the Letter of Transmittal are being forwarded to you for your information only and cannot be used by you to tender Shares held by us for your account. We are the holder of record of Shares held for your account. A TENDER OF SUCH SHARES CAN BE MADE ONLY BY US AS THE HOLDER OF RECORD AND ONLY PURSUANT TO YOUR INSTRUCTIONS.

     Your attention is called to the following:

          (1) The purchase price to be paid for the Shares is an amount per Share, net to the seller in cash, equal to 100% of the net asset value per Share as determined by the Fund at the close of regular trading on the New York Stock Exchange on April 30, 1999 (the "Repurchase Pricing Date"), minus a repurchase fee (the "Repurchase Fee") equal to 2% of net asset value per Share. Through the Repurchase Request Deadline, the current net asset value of Fund Shares can be obtained from Shareholder Communications Corporation, the Fund's Information Agent, by calling 1-800-433-2279.

          (2) The Repurchase Offer is not conditioned upon any minimum number of Shares being tendered.

          (3) If the Repurchase Offer is not suspended or postponed, the Fund will purchase all Shares validly tendered prior to 5:00 p.m., New York City Time, on the Repurchase Request Deadline, provided that the number of Shares tendered by all stockholders does not exceed 10% of the Fund's outstanding Shares. In the event that more than 10% of the Fund's outstanding Shares are tendered, the Fund will either (1) increase the number of Shares that the Fund is offering to repurchase by an amount not to exceed 2% of the Shares outstanding on the Repurchase Request Deadline, or (2) purchase 10% of the Fund's outstanding Shares on a pro rata basis, provided, however, that the Fund may (i) accept all Shares tendered by Shareholders who own, beneficially or of record, not more than 99 Shares and who tender all of their Shares, before prorating Shares tendered by others; and (ii) accept by lot Shares tendered by Shareholders who tender all Shares held by them and who, when tendering their Shares, elect to have either all or none or at least a minimum specified amount or none accepted, if the Fund first accepts all Shares tendered by Shareholders who do not so elect.

          (4) Tendering shareholders will not be obligated to pay brokerage commissions or, subject to Instruction 6, "Stock Transfer Taxes," of the Letter of Transmittal, stock transfer taxes on the purchase of Shares by the Fund pursuant to the Repurchase Offer.
                                                                       EER-LTR-7

          (5) Your instructions to us should be forwarded in ample time before the Repurchase Request Deadline to permit us to submit a tender on your behalf.

     If you wish to have us tender any or all of your Shares, please so instruct us by completing, executing and returning to us the instruction form set forth below. An envelope to return your instructions to us is enclosed. If you authorize tender of your Shares, all such Shares will be tendered unless otherwise specified below. YOUR INSTRUCTIONS TO US SHOULD BE FORWARDED AS PROMPTLY AS POSSIBLE IN ORDER TO PERMIT US TO SUBMIT A TENDER ON YOUR BEHALF IN ACCORDANCE WITH THE TERMS AND CONDITIONS OF THE REPURCHASE OFFER.

     The Repurchase Offer is not being made to, nor will tenders be accepted from or on behalf of, holders of Shares in any jurisdiction in which the making or acceptance of the Repurchase Offer would not be in compliance with applicable law.

     NEITHER THE FUND NOR THE BOARD OF TRUSTEES IS MAKING ANY RECOMMENDATION TO ANY SHAREHOLDER WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES IN THE REPURCHASE OFFER. EACH SHAREHOLDER IS URGED TO READ AND EVALUATE THE REPURCHASE OFFER AND RELATED MATERIALS CAREFULLY.

                                  INSTRUCTIONS

     The undersigned acknowledge(s) receipt of your letter, and the enclosed Offer to Repurchase dated March 26, 1999 and Letter of Transmittal, relating to the Repurchase Offer by AIM Eastern Europe Fund (the "Fund") to repurchase up to 10% of its outstanding shares of beneficial interest (the "Shares").

     This will instruct you to tender to the Fund the number of Shares indicated below (which are held by you for the account of the undersigned), upon the terms and subject to the conditions set forth in the Offer to Repurchase and in the related Letter of Transmittal that you have furnished to the undersigned.

                   AGGREGATE NUMBER OF SHARES TO BE TENDERED:
                    [ ] All Shares held for the undersigned;

                                       or

                    [ ]                      Shares
                        --------------------
                    (Enter number of Shares to be tendered.)

                                 SIGNATURE BOX

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 (Signature(s))

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    (Please print Name(s) and Address here)

Area Code and Telephone No.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Taxpayer Identification (Social Security) Number

Date:          , 1999

                         NOTICE OF GUARANTEED DELIVERY
                                      FOR
                   TENDER OF SHARES OF BENEFICIAL INTEREST OF
                            AIM EASTERN EUROPE FUND

     This form, or one substantially equivalent hereto, must be used to accept the Repurchase Offer (as defined below) if a shareholder's certificates for shares of beneficial interest (the "Shares") of AIM Eastern Europe Fund are not immediately available or time will not permit the Letter of Transmittal and other required documents to be delivered to the Depositary on or before 5:00 p.m., New York City Time, April 16, 1999 (the "Repurchase Request Deadline"). Such form may be delivered by hand or transmitted by telegram, telex, facsimile transmission or mail to the Depositary, and must be received by the Depositary on or before the Repurchase Request Deadline. See Section 5, "Procedure for Tendering Shares," of the Offer to Repurchase.

                                The Depositary:
                      STATE STREET BANK AND TRUST COMPANY

                     Facsimile Copy Number: (781) 575-4826
                      Confirm By Telephone: (781) 575-4816
                  For Account Information Call: (800) 426-5523

     By First Class Mail:         By Overnight, Certified or               By Hand:
         State Street               Express Mail Delivery:           Securities Transfer &
    Bank and Trust Company             State Street Bank           Reporting Services, Inc.
   Corporate Reorganization            and Trust Company            c/o Boston EquiServe LP
         P.O. Box 9573             Corporate Reorganization      100 William Street, Galleria
     Boston, MA 02205-9573            40 Campanelli Drive             New York, NY 10038
                                      Braintree, MA 02184

              DELIVERY OF THIS INSTRUMENT TO AN ADDRESS OTHER THAN
           AS SET FORTH ABOVE OR TRANSMISSION VIA A FACSIMILE NUMBER
       OTHER THAN ONE LISTED ABOVE DOES NOT CONSTITUTE A VALID DELIVERY.

                                                                       EER-NGD-6

Ladies and Gentlemen:

     The undersigned hereby tenders to AIM Eastern Europe Fund (the "Fund"), upon the terms and subject to the conditions set forth in its Offer to Repurchase dated March 26, 1999 and the related Letter of Transmittal (which together constitute the "Repurchase Offer"), receipt of which is hereby acknowledged, the number of Shares set forth on the reverse side pursuant to the guaranteed delivery procedures set forth in Section 5, "Procedure for Tendering Shares," of the Offer to Repurchase.

                           Number of Shares Tendered:
                                                     -----------------------------
Certificate Nos. (if available):                       Name(s) of Record Holder(s):

-----------------------------------------------------  -----------------------------------------------------
-----------------------------------------------------  -----------------------------------------------------
Shares will be tendered by book-entry transfer:        Address:
[ ] Yes
[ ] No                                                 -----------------------------------------------------
Account Number: ----------------------------------     -----------------------------------------------------
                                                       Area Code and Telephone Number:
                                                       -----------------------------------------------------
                                                       Taxpayer Identification (Social Security)
                                                       Number:

                                                       -----------------------------------------------------

     The undersigned also tenders all uncertificated Shares that may be held in the name of the registered holder(s) by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan: [ ] Yes [ ] No

     (Note: If neither of these boxes is checked, any such uncertificated Shares will not be tendered.)

Dated:                                        , 1999
       ---------------------------------------         -----------------------------------------------------
                                                       -----------------------------------------------------
                                                                           Signature(s)

                                   GUARANTEE

     The undersigned, a member firm of a registered national securities exchange, a member of the National Association of Securities Dealers, Inc., or a commercial bank or trust company having an office, branch, or agency in the United States, hereby (i) guarantees to deliver to the Depositary certificates representing the Shares tendered hereby, in proper form for transfer (or tender shares pursuant to the procedure for book-entry transfer into the Depositary's account at The Depository Trust Company together with a properly completed and duly executed Letter of Transmittal (or facsimile thereof) with any required signature guarantees and any other required documents, within five New York Stock Exchange trading days after the date of receipt hereof by the Depositary, and (ii) represents that such tender of Shares complies with Rule 14e-4 under the Securities Exchange Act of 1934, as amended.


 Name of Firm:
               -------------------------------------   -----------------------------------------------------
                                                                      (Authorized Signature)

Address:                                               Name:
         --------------------------------------------        -----------------------------------------------
                                                                          (Please Print)
-----------------------------------------------------  Title:
 City                   State               Zip Code         -----------------------------------------------

 Area Code and Tel. No.:                               Dated:
                        -----------------------------         ---------------------------------------, 1999

                 DO NOT SEND SHARE CERTIFICATES WITH THIS FORM.
      YOUR SHARE CERTIFICATES MUST BE SENT WITH THE LETTER OF TRANSMITTAL.

            GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION
                         NUMBER ON SUBSTITUTE FORM W-9

GUIDELINES FOR DETERMINING THE PROPER IDENTIFICATION NUMBER TO GIVE THE
PAYER. -- Social Security numbers have nine digits separated by two hyphens: i.e., 000-00-0000. Employer identification numbers have nine digits separated by only one hyphen: i.e., 00-0000000. The table below will help determine the number to give the payer.

-----------------------------------------------------
    FOR THIS TYPE OF ACCOUNT:  GIVE THE
                               SOCIAL
                               SECURITY
                               NUMBER OF --
-----------------------------------------------------
 1.  An individual's account   The individual
 2.  Two or more individuals   The actual owner of
     (joint account)           the account or, if
                               combined funds, any
                               one of the
                               individuals(1)
 3.  Husband and wife (joint   The actual owner of
     account)                  the account or, if
                               joint funds, either
                               person(1)
 4.  Custodian account of a    The minor(2)
     minor (Uniform Gifts to
     Minors Act; Uniform
     Transfers to Minors Act)
 5.  Adult and minor (joint    The adult or, if the
     account)                  minor is the only
                               contributor, the
                               minor(1)
 6.  Account in the name of    The ward, minor, or
     guardian or committee     incompetent person(3)
     for a designated ward,
     minor, or incompetent
     person
 7.  a. The usual revocable    The grantor-
        savings trust account  trustee(1)
        (grantor is also
        trustee)
     b. So-called trust        The actual owner(1)
     account that is not a
        legal or valid trust
        under State law
-----------------------------------------------------

-----------------------------------------------------
    FOR THIS TYPE OF ACCOUNT:  GIVE THE
                               EMPLOYER
                               IDENTIFICATION
                               NUMBER OF --
-----------------------------------------------------
 8.  Sole proprietorship       The owner(4)
     account
 9.  A valid trust, estate,    The legal entity(5)
     or pension trust account
10.  Corporate account         The corporation
11.  Association, club,        The organization
     religious, charitable,
     educational, or other
     tax-exempt organization
     account
12.  Partnership account held  The partnership
     in the name of the
     business
13.  A broker or registered    The broker or nominee
     nominee account
14.  Account with the          The public entity
     Department of
     Agriculture in the name
     of a public entity (such
     as a State or local
     government, school
     district, or prison)
     that receives
     agricultural program
     payments
-----------------------------------------------------

(1) List first and circle the name of the person whose number you furnish.
(2) Circle the minor's name and furnish the minor's Social Security number.
(3) Circle the ward's, minor's, or incompetent person's name and furnish such person's Social Security number.
(4) Show the name of the owner. You may also enter your business or "doing business as" name. You must use either your Social Security number or Employer Identification number.
(5) List first and circle the name of the legal trust, estate, or pension trust. (Do not furnish the identifying number of the personal representative or trustee unless the legal entity itself is not designated in the account title.)

NOTE: If no name is circled when more than one name is listed, the number will be considered to be that of the first name listed.

                                                                       EER-TAX-5

            GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION
                         NUMBER ON SUBSTITUTE FORM W-9

                                     PAGE 2

OBTAINING A NUMBER

If you do not have a taxpayer identification number ("TIN") or you do not know your TIN, obtain Form SS-5, Application for a Social Security Number Card (for individuals), at the local office of the Social Security Administration or Form SS-4, Application for Employer Identification Number (for business and all other entities), at the Internal Revenue Service and apply for a TIN.

If you do not have a TIN, write "Applied For" in the space for the TIN, sign and date the form, and give it to the payer. Generally, you will then have 60 days to get a TIN and give it to the payer. If the payer does not receive your TIN within 60 days, backup withholding, if applicable, will begin and continue until you furnish your TIN.

PAYEES EXEMPT FROM BACKUP WITHHOLDING

Payees specifically exempted from backup withholding on certain payments include the following:

 - A corporation.

 - A financial institution.

 - An organization exempt from tax under section 501(a), an individual retirement plan, or a custodial account under section 403(b)(7).

 - The United States or any agency or instrumentality thereof.

 - A State, the District of Columbia, a possession of the United States, or any subdivision or instrumentality thereof.

 - A foreign government, a political subdivision of a foreign government, or any agency or instrumentality thereof.

 - An international organization, or any agency or instrumentality thereof.

 - A registered dealer in securities or commodities registered in the United States or a possession of the United States.

 - A real estate investment trust.

 - A common trust fund operated by a bank under section 584(a).

 - An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1).

 - An entity registered at all times during the tax year under the Investment Company Act of 1940.

 - A foreign central bank of issue.

 - A middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List.

Payments of dividends and patronage dividends not generally subject to backup withholding include the following:

 - Payments to nonresident aliens subject to withholding under section 1441.

 - Payments to partnerships not engaged in a trade or business in the United States and which have at least one nonresident partner.

 - Payments of patronage dividends where the amount received is not paid in money.

 - Payments made by certain foreign organizations.

Payments of interest not generally subject to backup withholding include the following:

 - Payments of interest on obligations issued by individuals. NOTE: You may be subject to backup withholding if this interest is $600 or more and is paid in the course of the payer's trade or business and you have not provided your correct taxpayer identification number to the payer.

 - Payments of tax-exempt interest (including exempt-interest dividends under section 852).

 - Payments described in section 6049(b)(5) to non-resident aliens.

 - Payments on tax-free covenant bonds under section 1451.

 - Payments made by certain foreign organizations.

 - Mortgage interest paid to you.

EXEMPT PAYEES DESCRIBED ABOVE SHOULD FILE THIS FORM TO AVOID POSSIBLE ERRONEOUS BACKUP WITHHOLDING. FILE THIS FORM WITH THE PAYER, FURNISH YOUR TAXPAYER IDENTIFICATION NUMBER, WRITE "EXEMPT" ON THE FACE OF THE FORM, AND RETURN IT TO THE PAYER. IF THE PAYMENTS ARE INTEREST, DIVIDENDS, OR PATRONAGE DIVIDENDS, ALSO SIGN AND DATE THE FORM.

Certain payments other than interest, dividends, and patronage dividends that are not subject to information reporting are also not subject to backup withholding. For details, see sections 6041, 6041A(a), 6042, 6044, 6045, 6049, 6050A and 6050N, and the regulations thereunder.

PRIVACY ACT NOTICE. -- Section 6109 requires most recipients of dividend, interest, or other income to give a TIN to a payer who must report the payments to the Internal Revenue Service. The Internal Revenue Service uses the TIN for identification purposes and to help verify the accuracy of your tax return. Payers must be given the TIN whether or not recipients are required to file tax returns. Payers must generally withhold 31% of taxable interest, dividend, and certain other payments to a payee who does not furnish a TIN to a payer. Certain penalties may also apply.

PENALTIES

(1) PENALTY FOR FAILURE TO FURNISH TAXPAYER IDENTIFICATION NUMBER. -- If you fail to furnish your TIN to a payer, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect.

(2) CIVIL PENALTY FOR FALSE INFORMATION WITH RESPECT TO WITHHOLDING. -- If you make a false statement with no reasonable basis that results in no backup withholding, you are subject to a penalty of $500.

(3) CRIMINAL PENALTY FOR FALSIFYING INFORMATION. -- Willfully falsifying certifications or affirmations may subject you to criminal penalties, including fines and/or imprisonment.

(4) MISUSE OF TINS. -- If the requester discloses or uses TINs in violation of Federal law, the requester may be subject to civil and criminal penalties.

                           FOR ADDITIONAL INFORMATION
                       CONTACT YOUR TAX CONSULTANT OR THE
                            INTERNAL REVENUE SERVICE